Post-employment Benefits	12 Months Ended
Dec. 31, 2025
Post-employment Benefits
Post-employment Benefits
16.	Post-employment Benefits

Certain companies in the Group have defined benefit pension plans for certain eligible executives and employees. All pension benefits are based on salary and years of service rendered.

Under the provisions of the Mexican Labor Law, seniority premiums are payable based on salary and years of service to employees who resign or are terminated prior to reaching retirement age. Some companies in the Group have seniority premium benefits which are greater than the legal requirement.

Post-employment benefits are actuarially determined by using nominal assumptions and attributing the present value of all future expected benefits proportionately over each year from date of hire to age 65.

The Group used actuarial assumptions to determine the present value of defined benefit obligations, as follows:

	2025	2024
Discount rate	9.3%	10.5%
Salary increase	5.2%	5.2%
Inflation rate	3.7%	3.7%

Had the discount rate of 9.3% used by the Group in 2025 been decreased by 50 basis points, the impact on defined benefit obligation would have been an increase to Ps.1,413,829 as of December 31, 2025.

Had the discount rate of 10.5% used by the Group in 2024 been decreased by 50 basis points, the impact on defined benefit obligation would have been an increase to Ps.1,238,452 as of December 31, 2024.

The reconciliation between defined benefit obligations and post-employment benefit liability in the consolidated statements of financial position as of December 31, 2025 and 2024, is presented as follows:

	As of December 31, 2025
			Seniority
	Pensions		Premiums		2025
Vested benefit obligations	Ps.	300,574	Ps.	347,809	Ps.	648,383
Unvested benefit obligations		286,472		439,796		726,268
Defined benefit obligations		587,046		787,605		1,374,651
Fair value of plan assets		374,381		46,022		420,403
Underfunded status of the plans	Ps.	212,665	Ps.	741,583	Ps.	954,248
Post-employment benefit liability	Ps.	212,665	Ps.	741,583	Ps.	954,248

	As of December 31, 2024
			Seniority
	Pensions		Premiums		2024
Vested benefit obligations	Ps.	322,385	Ps.	270,291	Ps.	592,676
Unvested benefit obligations		239,811		371,977		611,788
Defined benefit obligations		562,196		642,268		1,204,464
Fair value of plan assets		389,703		42,279		431,982
Underfunded status of the plans	Ps.	172,493	Ps.	599,989	Ps.	772,482
Post-employment benefit liability	Ps.	172,493	Ps.	599,989	Ps.	772,482

The components of net periodic pensions and seniority premiums cost for the years ended December 31, 2025 and 2024 consisted of the following:

	2025		2024
Service cost	Ps.	81,802	Ps.	76,323
Interest cost		114,506		109,698
Prior service cost for plan amendments		(18,034)		(14,694)
Interest on plan assets		(36,881)		(35,596)
Net periodic cost	Ps.	141,393	Ps.	135,731

The Group’s defined benefit obligations, plan assets, funded status and balances in the consolidated statements of financial position as of December 31, 2025 and 2024, associated with post-employment benefits, are presented as follows:

			Seniority
	Pensions		Premiums		2025		2024
Defined benefit obligations:
Beginning of year	Ps.	562,196	Ps.	642,268	Ps.	1,204,464	Ps.	1,207,528
Retirement of spun-off businesses		—		—		—		(85,955)
Service cost		20,162		61,640		81,802		76,323
Interest cost		49,505		65,001		114,506		109,698
Benefits paid		(72,997)		(25,277)		(98,274)		(158,525)
Remeasurement of post-employment benefit obligations		28,868		61,319		90,187		70,089
Past service cost		(688)		(17,346)		(18,034)		(14,694)
End of year		587,046		787,605		1,374,651		1,204,464

Fair value of plan assets:
Beginning of year		389,703		42,279		431,982		474,479
Retirement		(23,286)		(117)		(23,403)		(1,888)
Return on plan assets		33,045		3,836		36,881		35,596
Remeasurement of plan assets		1,456		24		1,480		7,310
Benefits paid		(26,537)		—		(26,537)		(83,515)
End of year		374,381		46,022		420,403		431,982
Unfunded status of the plans	Ps.	212,665	Ps.	741,583	Ps.	954,248	Ps.	772,482

The changes in the net post-employment liability in the consolidated statements of financial position as of December 31, 2025 and 2024, are as follows:

			Seniority
	Pensions		Premiums		2025		2024
Net post-employment liability at beginning of year	Ps.	172,493	Ps.	599,989	Ps.	772,482	Ps.	733,049
Retirement		23,286		117		23,403		(84,067)
Net periodic cost		35,934		105,459		141,393		135,731
Remeasurement of post-employment benefits		27,412		61,295		88,707		62,779
Benefits paid		(46,460)		(25,277)		(71,737)		(75,010)
Net post-employment liability at end of year	Ps.	212,665	Ps.	741,583	Ps.	954,248	Ps.	772,482

The post-employment benefits as of December 31, 2025 and 2024, and remeasurements adjustments for the years ended December 31, 2025 and 2024, are summarized as follows:

	2025		2024
Pensions:
Defined benefit obligations	Ps.	587,046	Ps.	562,196
Plan assets		374,381		389,703
Unfunded status of plans		212,665		172,493
Remeasurements adjustments (1)		27,412		(10,297)

Seniority premiums:
Defined benefit obligations	Ps.	787,605	Ps.	642,268
Plan assets		46,022		42,279
Unfunded status of plans		741,583		599,989
Remeasurements adjustments (1)		61,295		73,076

(1)	On defined benefit obligations and plan assets.

Pensions and Seniority Premiums Plan Assets

The plan assets are invested according to specific investment guidelines determined by the technical committees of the pension plan and seniority premiums trusts and in accordance with actuarial computations of funding requirements. These investment guidelines require a minimum investment of 30% of the plan assets in fixed rate instruments, or mutual funds comprised of fixed rate instruments. The plan assets that are invested in mutual funds are all rated “AA” or “AAA” by at least one of the main rating agencies. These mutual funds vary in liquidity characteristics ranging from one day to one month. The investment goals of the Group’s plan assets are to preserve principal amounts, diversify the portfolio, maintain a high degree of liquidity and credit quality, and deliver competitive returns subject to prevailing market conditions. Currently, the plan assets do not engage in the use of financial derivative instruments. The Group’s target allocation in the foreseeable future is to maintain approximately 30% in equity securities and 70% in fixed rate instruments.

The weighted average asset allocation of the plan assets by asset category as of December 31, 2025 and 2024, was as follows:

	2025	2024
Equity securities (1)	24.0%	45.0%
Fixed rate instruments	76.0%	55.0%
Total	100.0%	100.0%

(1)	Included within plan assets at December 31, 2025 and 2024, are shares of the Company held by the trust with a fair value of Ps.32,239 and Ps.21,236, respectively.

The weighted average expected long-term rate of return of plan assets of 9.31% and 10.48% were used in determining net periodic pension cost in 2025 and 2024, respectively. The rate used reflected an estimate of long-term future returns for the plan assets. This estimate was primarily a function of the asset classes (equities versus fixed income) in which the plan assets were invested and the analysis of past performance of these asset classes over a long period of time.

This analysis included expected long-term inflation, and the risk premiums associated with equity investments and fixed income investments.

The following table summarizes the Group’s plan assets measured at fair value on a recurring basis as of December 31, 2025 and 2024:

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2025		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	32,239	Ps.	32,239	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		28,894		28,894		—		—
Money market securities (3)		169,603		169,603		—		—
Other equity securities		176,215		176,215		—		—
Total investment assets		406,951		406,951		—		—
Cash management		13,452		—		—		—
Total investment assets and cash management	Ps.	420,403	Ps.	406,951	Ps.	—	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2024		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	21,236	Ps.	21,236	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		25,095		25,095		—		—
Money market securities (3)		207,910		207,910		—		—
Other equity securities		165,755		165,755		—		—
Total investment assets		419,996		419,996		—		—
Cash management		11,986		—		—		—
Total investment assets and cash management	Ps.	431,982	Ps.	419,996	Ps.	—	Ps.	—

(1)	Common stocks are valued at the closing price reported on the active market on which the individual securities are traded. All common stocks included in this line relate to the Company’s CPOs.
(2)	Mutual funds consist of fixed rate instruments. These are valued at the net asset value provided by the administrator of the fund.
(3)	Money market securities consist of government debt securities, which are valued based on observable prices from the new issue market, benchmark quotes, secondary trading and dealer quotes.

The Group did not make significant contributions to its plan assets in 2025 and 2024 and does not expect to make significant contributions to its plan assets in 2026.

The weighted average duration of the defined benefit plans as of December 31, 2025 and 2024, were as follows:

	2025	2024
Seniority Premiums	8.5 years	8.8 years
Pensions	2.6 years	2.9 years